Offerings	Dec. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	7,590,000
Proposed Maximum Offering Price per Unit	10.53
Maximum Aggregate Offering Price	$ 79,922,700.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,037.32
Offering Note	All securities being registered will be issued by SL Science Holding Limited, a Cayman Islands exempted company limited by shares (“PubCo”). In connection with the business combination described in this registration statement and the enclosed proxy statement/prospectus (the “Business Combination”), pursuant to which, among other things, (i) CW Mega Limited, a Cayman Islands exempted company limited by shares and a wholly-owned subsidiary of PubCo (“Merger Sub I”), will merge with and into Horizon Space Acquisition II Corp., a Cayman Islands exempted company (“HSPT”), with HSPT as the surviving entity and a wholly-owned subsidiary of PubCo (the “First Merger”), and (ii) following the First Merger, WW Century Limited, a Cayman Islands exempted company limited by shares and a wholly-owned subsidiary of PubCo (“Merger Sub II”), will merge with and into SL BIO Ltd., a Cayman Islands exempted company limited by shares (“SL Bio”), with SL Bio as the surviving entity and a wholly-owned subsidiary of PubCo (the “Second Merger”). Upon the consummation of the Business Combination, each of HSPT and SL Bio will become a subsidiary of PubCo, and HSPT’s shareholders and SL Bio’s shareholders will receive ordinary shares of par value of $0.0001 each of PubCo (“PubCo Ordinary Shares”). Capitalized terms used but not defined herein shall have the meanings ascribed to such terms in the registration statement and the proxy statement/prospectus.

Represents (i) 6,900,000 PubCo Ordinary Shares issuable upon the conversion of 6,900,000 HSPT Public Shares and (ii) 690,000 PubCo Ordinary Shares issuable upon the conversion of 6,900,000 HSPT Rights. Upon the consummation of the Business Combination, all HSPT Units will be separated into their component securities, which will be exchanged for equivalent securities of PubCo as described in the proxy statement/prospectus included herein.

Pursuant to Rule 457(f)(1) and Rule 457(c) promulgated under the Securities Act, calculated based on the average of the high ($10.55) and low ($10.51) price of HSPT Ordinary Shares on the Nasdaq on December 12, 2025, which is within five business days prior to the date of the first public filing of the registration statement on Form F-4.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	2,628,150
Proposed Maximum Offering Price per Unit	10.53
Maximum Aggregate Offering Price	$ 27,674,419.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,821.84
Offering Note	Pursuant to Rule 457(f)(1) and Rule 457(c) promulgated under the Securities Act, calculated based on the average of the high ($10.55) and low ($10.51) price of HSPT Ordinary Shares on the Nasdaq on December 12, 2025, which is within five business days prior to the date of the first public filing of the registration statement on Form F-4.

Represents (i) 1,725,000 PubCo Ordinary Shares issuable upon the conversion of 1,725,000 HSPT Founder Shares, (ii) 234,850 PubCo Ordinary Shares, consisting of 213,500 PubCo Ordinary Shares issuable upon the conversion of 213,500 HSPT Private Shares and 21,350 PubCo Ordinary Shares issuable upon the conversion of 213,500 HSPT Private Rights, (iii) up to 275,000 PubCo Ordinary Shares, consisting of 250,000 PubCo Ordinary Shares issuable upon the conversion of 250,000 HSPT Private Units converted from Working Capital Loans and 25,000 PubCo Ordinary Shares issuable upon the conversion of 250,000 HSPT Private Rights converted from Working Capital Loans, (iv) up to 151,800 PubCo Ordinary Shares, consisting of 138,000 PubCo Ordinary Shares issuable upon the conversion of 138,000 HSPT Private Units converted from Extension Loans and 13,800 PubCo Ordinary Shares issuable upon the conversion of 138,000 HSPT Private Rights converted from Extension Loans, and (v) 241,500 PubCo Ordinary Shares issuable upon conversion of 241,500 Representative Shares.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	556,800,000
Proposed Maximum Offering Price per Unit	0.13
Maximum Aggregate Offering Price	$ 72,384,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,996.23
Offering Note	Represents an aggregate of 556,800,000 PubCo Ordinary Shares issuable to the SL Bio Shareholders.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. PubCo is a private company with no market existing for its securities. Therefore, the proposed maximum aggregate offering price is the book value of such PubCo’s securities expected to be exchanged in the Business Combination and registered herewith.